Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
Table Of Minimum Future Payments Of Leases Under IFRS16 Lease Contracts As Lessee Explanatory [Table Text Block]

	Leases in U.S. dollars	Leases in local currency	Total December 31, 2023	Total December 31, 2022
Up to 1 year	1,132,081	90,698	1,222,779	962,674
From 1 to 5 years	16,889,173	689,136	17,578,309	9,830,237
More than 5 years	4,495,220	212,522	4,707,742	2,057,987

TOTAL			23,508,830	12,850,898